Franklin Municipal Securities Trust
Statement of Investments, February 29, 2020 (unaudited)
Franklin California High Yield Municipal Fund
	Principal Amount	Value
Municipal Bonds 92.8%
California 90.0%
ABAG Finance Authority for Nonprofit Corporations Revenue, Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	$7,500,000	$7,980,150
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,600,592
American Canyon CFD No. 2018-1 Special Tax,
Green Island Road Project, 4.00%, 9/01/46	400,000	455,028
Green Island Road Project, 4.00%, 9/01/54	915,000	1,034,426
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,364,532
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,755,000	2,759,628
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,115,000	3,127,803
Azusa Special Tax,
Community Facilities District No. 2005-1, Rosedale, Improvement Area No. 2, Assured Guaranty Insured, 5.00%, 9/01/44	1,500,000	1,854,300
Community Facilities District No. 2005-1, Rosedale, Improvemnet Area No. 2, Assured Gauranty Insured, 5.00%, 9/01/49	2,100,000	2,580,396
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., Pre-Refunded, 8/01/42	10,000,000	2,692,900
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	15,000,000	17,104,050
Beaumont Special Tax,
CFD No. 2016-1, Fairway Canyon, 5.00%, 9/01/44	300,000	353,517
CFD No. 2016-1, Fairway Canyon, 5.00%, 9/01/49	400,000	469,412
Beaumont USD, GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 6.00%, 8/01/41	1,925,000	2,072,821
California Community Housing Agency Essential Housing Revenue , Serenity at Larkspur, Series A, 5.00%, 2/01/50	32,000,000	39,015,360
California Community Housing Agency Essential Housing Revenue, Verdant at Green Valley Project, Series A, 5.00%, 8/01/49	8,000,000	9,682,720
California Community Housing Agency Workforce Housing Revenue, Annadel Apartments, Series A, 5.00%, 4/01/49	28,150,000	33,883,873
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,041,280
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	9,951,390
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,315,265
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,797,584
El Camino Hospital, 4.00%, 2/01/42	6,500,000	7,256,405
El Camino Hospital, 5.00%, 2/01/42	5,000,000	6,083,550
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	5,000,000	5,919,850
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	29,072,250
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,211,589
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,925,000	32,747,531
California HFA Municipal Certificates Revenue, Class A, Series 2, 4.00%, 3/20/33	14,962,932	18,097,517
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	10,612,577
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  0

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority Education Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	$1,000,000	$1,178,910
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	2,034,620
Literacy First Charter Schools Project, Series A, 5.00%, 12/01/39	2,535,000	3,110,496
Literacy First Charter Schools Project, Series A, 5.00%, 12/01/49	1,385,000	1,675,005
California Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,145,930
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,370,748
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,953,285
Royal York Estates, Series A, 4.00%, 2/15/55	2,375,000	2,439,790
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	800,000	892,808
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,179,970
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	4,000,000	4,772,960
California Municipal Finance Authority Revenue,
Humangood Obligated Group, Refunding, Series A, 5.00%, 10/01/44	7,885,000	9,465,785
Kern Regional Center Project, Refunding, Series A, 5.00%, 5/01/49	3,895,000	4,834,279
California PFA Educational Facilities Revenue,
Trinity Classical Academy Project, Series A, 5.00%, 7/01/36	525,000	580,388
Trinity Classical Academy Project, Series A, 5.00%, 7/01/44	460,000	501,639
Trinity Classical Academy Project, Series A, 5.00%, 7/01/54	1,000,000	1,084,600
California PFAR,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,293,424
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,794,900
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/27	1,125,000	1,047,589
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/32	3,305,000	3,079,269
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/37	4,670,000	4,352,954
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/47	11,210,000	10,455,343
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,838,750
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,151,020
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,249,391
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/37	1,485,000	1,743,167
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/44	5,610,000	6,501,092
Ednovate-Obligated Group, 5.00%, 6/01/48	1,000,000	1,122,360
Ednovate-Obligated Group, 5.00%, 6/01/56	1,710,000	1,911,011
Fenton Charter Public Schools Obligated Group, Series A, 5.00%, 7/01/40	750,000	882,495
Fenton Charter Public Schools Obligated Group, Series A, 5.00%, 7/01/50	750,000	873,173
Fenton Charter Public Schools Obligated Group, Series A, 5.00%, 7/01/58	1,000,000	1,154,830
Larchmont Charter School Project, Series A, 5.00%, 6/01/55	2,050,000	2,265,865
Rocketship Education-Obligated Group, Series A, 5.00%, 6/01/34	750,000	830,738
Rocketship Education-Obligated Group, Series A, 5.125%, 6/01/47	845,000	931,342
Rocketship Education-Obligated Group, Series A, 5.25%, 6/01/52	980,000	1,081,175
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/30	315,000	356,612
  |  1

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California School Finance Authority Charter School Revenue, (continued)
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/37	$360,000	$402,080
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/47	1,720,000	1,906,964
Summit Public Schools-Obligated Group, 5.00%, 6/01/47	1,500,000	1,776,180
California School Finance Authority Educational Facility Revenue,
River Springs Charter School, Series A, 5.00%, 7/01/30	2,000,000	2,333,620
River Springs Charter School, Series A, 5.00%, 7/01/37	2,000,000	2,313,980
River Springs Charter School, Series A, 5.00%, 7/01/47	1,975,000	2,246,958
River Springs Charter School, Series A, 5.00%, 7/01/52	1,340,000	1,519,788
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	11,457,000
Granada Hills Charter High School, 5.00%, 7/01/43	2,000,000	2,343,720
Granada Hills Charter High School, 5.00%, 7/01/54	5,000,000	5,810,500
Granada Hills Charter Obligated Group, 5.00%, 7/01/49	1,950,000	2,276,157
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/35	2,525,000	2,944,352
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/38	1,000,000	1,227,160
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/45	3,500,000	4,021,430
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/48	1,750,000	2,115,470
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,403,856
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,927,389
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,791,285
Kipp Social Projects, Series A, 5.00%, 7/01/39	1,000,000	1,264,460
Kipp Social Projects, Series A, 5.00%, 7/01/49	1,000,000	1,240,890
Kipp Social Projects, Series A, 5.00%, 7/01/54	2,150,000	2,645,360
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/43	3,200,000	3,903,648
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/48	4,500,000	5,461,785
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/44	5,000,000	6,251,150
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/48	5,000,000	6,236,450
Chapman University, 5.00%, 4/01/40	5,000,000	5,907,150
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	10,298,685
Stanford University, Series V-1, 5.00%, 5/01/49	10,000,000	17,032,600
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,628,410
University of San Francisco, Pre-Refunded, 6.125%, 10/01/36	980,000	1,064,407
University of San Francisco, Refunding, 6.125%, 10/01/36	1,020,000	1,108,699
California State GO,
Refunding, AGMC Insured, 5.25%, 8/01/32	20,000,000	28,979,000
Various Purpose, 4.00%, 10/01/44	15,000,000	18,231,150
Various Purpose, Refunding, 5.00%, 3/01/45	3,900,000	4,645,953
California State Infrastructure and Economic Development Bank National Charter Revenue,
Equitable School Revolving Fund, Series B, 5.00%, 11/01/39	300,000	389,685
Equitable School Revolving Fund, Series B, 5.00%, 11/01/44	350,000	448,462
Equitable School Revolving Fund, Series B, 5.00%, 11/01/49	350,000	445,687
California State Muni Finance Authority Senior Living Revenue, MT San Antonio Gardens Project, Refunding, 5.00%, 11/15/39	1,100,000	1,342,242
  |  2

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	$450,000	$512,663
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,586,858
California State Municipal Finance Authority Charter School Revenue,
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	2,675,000	3,069,402
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/46	2,775,000	3,133,252
The Palmdale Aerospace Academy Project, Series A, 3.875%, 7/01/28	1,400,000	1,522,738
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,168,390
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	3,177,817
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/38	1,100,000	1,301,003
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	2,002,315
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,898,222
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/49	1,800,000	2,098,080
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,355,926
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,224,050
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,946,700
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,881,250
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	11,758,800
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/40	5,000,000	5,832,950
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	11,273,200
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.00%, 11/01/36	1,395,000	1,483,820
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.50%, 11/01/46	1,600,000	1,722,832
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	3,194,861
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,638,375
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,739,107
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,746,941
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	15,500,000	19,021,445
LINXS APM Project, senior lien, Series A, 4.00%, 12/31/47	20,000,000	22,496,600
LINXS APM Project, senior lien, Series B, 5.00%, 6/01/48	6,750,000	8,226,360
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,245,849
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,175,055
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,535,800
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,571,347
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	8,035,440
Town and Country Manor, Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,000,000	1,299,200
Town and Country Manor, Refunding, California Mortgage Insured, 5.00%, 7/01/49	2,650,000	3,373,158
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	6,130,100
California State Municipal Finance Authority Senior Living Revenue, MT San Antonio Gardens Project, Refunding, 5.00%, 11/15/49	2,050,000	2,469,266
California State Municipal Finance Authority Special Facility Revenue, United Airlines Inc. Los Angeles International Airport Project, 4.00%, 7/15/29	20,500,000	24,625,625
  |  3

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Special Tax Revenue,
Series A, 4.00%, 9/01/35	$1,135,000	$1,291,993
Series A, 4.00%, 9/01/40	1,450,000	1,634,498
Series A, 4.00%, 9/01/45	1,315,000	1,471,551
Series A, 4.00%, 9/01/49	1,450,000	1,618,360
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	699,498
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,735,322
CHF-Davis I LLC - West Village Student Housing Project, 5.00%, 5/15/48	5,000,000	6,122,300
CHF-Riverside I LLC - UCR Dundee-Glasgow Student Housing Project, 5.00%, 5/15/43	1,500,000	1,847,895
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/41	1,450,000	1,829,915
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/49	3,925,000	4,894,043
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/52	6,425,000	7,984,347
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,480,575
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	12,670,060
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	11,500,000	11,478,725
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,000,203
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,849,599
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	18,124,302
California Statewide CDA Hospital Revenue, Methodist Hospital of Southern California, Refunding, 5.00%, 1/01/48	5,000,000	6,029,200
California Statewide CDA College Housing Revenue,
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/39	2,550,000	3,082,924
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/49	3,375,000	4,022,021
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/52	1,535,000	1,822,383
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	871,515
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,158,894
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	8,904,280
California Baptist University, Refunding, Series A, 5.00%, 11/01/32	1,135,000	1,378,412
California Baptist University, Refunding, Series A, 5.00%, 11/01/41	1,875,000	2,231,588
California Baptist University, Series A, 5.125%, 11/01/23	515,000	554,799
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,823,695
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,687,661
California Baptist University, Series A, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,385,400
California Baptist University, Series A, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,059,238
Community Infrastructure Program, Series C, 5.00%, 9/02/34	1,500,000	1,829,010
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	9,280,160
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	7,245,180
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,772,907
Huntington Memorial Hospital, 5.00%, 7/01/43	1,000,000	1,238,910
Huntington Memorial Hospital, 4.00%, 7/01/48	6,000,000	6,687,900
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	5,093,514
  |  4

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Insured Senior Living Health Facility, Los Angeles Jewish Home for the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	$2,450,000	$2,727,610
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/34	375,000	463,095
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	12,277,297
Lancer Educational Student Housing Project, Series A, 5.00%, 6/01/39	475,000	578,146
Lancer Educational Student Housing Project, Series A, 5.00%, 6/01/51	1,450,000	1,735,592
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,846,436
Loma Linda University Medical Center, Series A, 5.00%, 12/01/36	9,255,000	10,777,818
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	1,245,000	1,433,879
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	7,509,190
Loma Linda University Medical Center, Series A, 5.50%, 12/01/58	27,660,000	33,475,515
Marin General Hospital, Green Bonds, Series A, 4.00%, 8/01/45	1,500,000	1,632,345
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,332,360
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,385,920
Statewide Community Infrastructure Program, Pacific Highlands Ranch, 5.00%, 9/02/39	700,000	882,994
Statewide Community Infrastructure Program, Pacific Highlands Ranch, 5.00%, 9/02/49	1,000,000	1,240,560
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,230,000	2,468,788
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	1,995,000	2,116,316
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,193,272
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	1,975,000	2,262,698
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/38	2,150,000	2,653,853
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/39	1,700,000	2,111,128
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/44	1,000,000	1,230,410
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,250,000	2,581,605
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,460,000	2,801,989
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/47	3,750,000	4,570,687
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/48	1,000,000	1,229,080
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/34	2,000,000	2,502,280
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,260,000	3,875,325
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/38	3,000,000	3,663,720
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/39	1,060,000	1,314,294
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/43	5,095,000	6,181,407
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/44	1,150,000	1,411,671
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,540,000	2,981,858
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/48	5,000,000	6,040,500
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/49	1,685,000	2,057,992
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/37	4,970,000	5,844,372
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/38	6,000,000	7,327,440
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/39	850,000	1,027,174
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/44	725,000	869,442
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/47	1,785,000	2,076,937
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/48	6,605,000	7,979,500
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/49	745,000	888,949
  |  5

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/36	$1,000,000	$1,164,390
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/45	1,500,000	1,727,475
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	1,030,932
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,492,957
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,399,320
CFD No. 2016-02, Delta Coves, 5.00%, 9/01/39	1,230,000	1,428,805
CFD No. 2016-02, Delta Coves, 5.00%, 9/01/49	3,000,000	3,438,690
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,080,000	12,083,959
CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/39	1,750,000	2,103,955
CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/48	2,000,000	2,382,060
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%, 5/15/40	1,500,000	1,779,375
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A, 5.00%, 5/15/42	710,000	858,752
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,530,226
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,013,791
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42	8,000,000	9,937,440
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47	5,000,000	6,277,600
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	10,553,760
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,935,627
Ceres USD,
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/39	6,450,000	1,647,911
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/40	6,730,000	1,599,721
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,917,497
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,772,449
Chula Vista CFD Special Tax No. 16-I,
Improvement Area No. 1, 5.00%, 9/01/43	1,000,000	1,179,890
Improvement Area No. 1, 5.00%, 9/01/48	1,185,000	1,393,406
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,181,296
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,677,189
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	6,295,000	5,734,556
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,671,860
GO, Capital Appreciation, Election of 2004, Series A, Pre-Refunded, zero cpn., 8/01/27	1,205,000	1,113,372
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/42	8,500,000	5,045,600
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/43	3,000,000	1,724,670
  |  6

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	$2,255,000	$2,292,456
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,520,169
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,825,000
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	735,000	735,000
Corona CFD No. 2018-1 Special Tax,
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/38	1,200,000	1,390,968
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/43	1,155,000	1,331,057
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/48	1,000,000	1,149,150
Corona-Norco USD GO, Riverside County, Election of 2014, Federally Tax-Exempt, Series C, 4.00%, 8/01/49	7,000,000	8,203,160
Corona-Norco USD Special Tax, CFD No. 2005-1, Refunding, 5.00%, 9/01/36	500,000	596,285
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,723,880
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,304,344
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,781,339
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects, Series B, Pre-Refunded, 7.75%, 10/01/27	3,795,000	4,215,334
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,595,000	4,598,308
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,092,320
5.00%, 9/01/45	2,500,000	2,740,725
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,282,820
Del Mar USD, CFD No. 99-1 Special Tax, Facilities Financing, Refunding, BAM Insured, 4.00%, 9/01/49	2,000,000	2,368,680
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,098,434
Dixon CFD No. 2013-1 Special Tax,
Parklane, 5.00%, 9/01/44	1,325,000	1,584,925
Parklane, 5.00%, 9/01/49	1,200,000	1,432,584
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	21,990,000	14,918,016
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,879,375
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	5,388,120
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/21	110,000	114,200
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/23	200,000	217,236
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/24	250,000	277,383
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/25	305,000	360,437
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/26	360,000	435,816
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/29	660,000	809,371
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/39	3,665,000	4,408,482
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/44	3,625,000	4,328,757
Improvement Area No.2, Dublin Crossing, 4.00%, 9/01/22	155,000	164,729
Dublin CFD No. 2015-1 Special Tax, Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/49	5,300,000	6,305,834
El Dorado County Special Tax,
CFD No. 2014-1, Carson Creek, 4.00%, 9/01/43	1,250,000	1,380,850
CFD No. 2014-1, Carson Creek, 5.00%, 9/01/48	2,850,000	3,275,077
  |  7

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
El Rancho USD, GO, Los Angeles County, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	$2,400,000	$2,055,600
Fairfield CFD No. 2016-1 Special Tax Revenue,
Villages at Fairfield, Improvement Area, Series A, 5.00%, 9/01/44	1,000,000	1,248,740
Villages at Fairfield, Improvement Area, Series A, 5.00%, 9/01/49	1,600,000	1,987,904
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,680,780
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,937,789
Folsom Ranch Financing Authority Special Tax Revenue,
CCFD No. 21, White Rock Springs Ranch, 5.00%, 9/01/49	1,000,000	1,181,070
CFD No. 19, Mangini Ranch, 5.00%, 9/01/47	3,280,000	3,934,885
CFD No. 19, Mangini Ranch, 5.00%, 9/01/49	800,000	956,680
CFD No. 19, Mongini Ranch, 5.00%, 9/01/39	875,000	1,059,686
CFD No. 19, Mongini Ranch, 5.00%, 9/01/44	1,140,000	1,370,599
CFD No. 20, Russell Ranch, 5.00%, 9/01/28	600,000	726,750
CFD No. 20, Russell Ranch, 5.00%, 9/01/33	530,000	633,769
CFD No. 20, Russell Ranch, 5.00%, 9/01/38	850,000	1,008,432
CFD No. 20, Russell Ranch, 5.00%, 9/01/48	1,675,000	1,967,656
CFD No. 21, White Rock Springs Ranch, 5.00%, 9/01/44	1,000,000	1,182,720
Fontana Special Tax,
CFD No. 74B, Citrus/Summit, 5.00%, 9/01/49	765,000	897,750
CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,200,770
CFD No. 81, Gabriella, 4.00%, 9/01/43	1,000,000	1,120,330
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	41,583,750
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	14,103,700
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	48,031,200
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	27,882,000
Subseries B-2, Refunding, Series B, 3.50%, 1/15/53	18,000,000	19,615,140
Freddie Mac MFH Revenue, Pass - Through ML06Class XCA, 1.106%, 7/25/35	140,970,269	15,092,813
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,394,074
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,748,621
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Series A, 5.00%, 6/01/45	37,630,000	44,703,311
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	9,612,500
Asset-Backed, Refunding, Series A-1, 5.25%, 6/01/47	63,500,000	67,745,610
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	12,750,000	13,538,842
Asset-Backed, Senior, Refunding, Series A-2, 5.30%, 6/01/37	5,000,000	5,346,450
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,025,100
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,948,058
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,934,879
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	3,107,840
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn., 8/01/49	10,000,000	4,900,900
  |  8

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 6.75%, 8/01/40	$3,500,000	$4,624,620
Imperial County Special Tax, CFD No. 98-1, LOC BNP Paribas, 6.50%, 9/01/31	5,405,000	5,460,455
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/45	2,465,000	2,509,124
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/50	2,000,000	2,033,000
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,253,334
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,357,520
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,814,200
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,680,374
Union City Tropics, Refunding, 5.00%, 5/15/48	3,000,000	3,699,960
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,431,233
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,694,075
Refunding, Series A, 5.00%, 9/01/44	9,000,000	10,233,000
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,133,470
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,692,030
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	3,091,385
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/43	2,500,000	2,951,150
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/48	3,250,000	3,823,462
CFD No. 2013-3, Great Park, Improvement Area No. 8, AGMC Insured, 5.00%, 9/01/51	1,250,000	1,513,763
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,626,457
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/45	2,000,000	2,411,640
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/49	2,000,000	2,398,460
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	845,859
CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/44	3,600,000	4,292,892
CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/49	4,300,000	5,092,662
CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/54	5,500,000	6,457,605
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,208,370
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,981,325
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,201,960
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,409,499
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,198,460
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,586,655
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,789,160
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,623,800
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,766,100
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,522,092
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	2,004,087
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,436,367
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,624,037
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,839,840
Lake Elsinore Special Tax, CFD No. Series 2006-1, summerly, Improvement Area HH, 5.00%, 9/01/50	1,000,000	1,195,330
  |  9

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30% thereafter, 8/01/40	$1,140,000	$1,179,296
Lammersville Joint USD Special Tax,
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/43	775,000	913,965
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/47	4,000,000	4,795,560
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/48	2,500,000	2,936,800
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,967,425
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	9,395,396
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,113,929
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,178,124
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,181,715
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,944,589
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,155,000	1,273,780
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	888,503
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,202,020
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	7,226,635
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	6,023,861
Long Beach Community College District GO,
Los Angeles County, Election of 2016, Series C, 4.00%, 8/01/45	2,500,000	2,939,250
Los Angeles County, Election of 2016, Series C, 4.00%, 8/01/49	4,400,000	5,148,792
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,512,173
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	4,051,565
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,884,425
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,687,665
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,946,625
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,223,364
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/39	4,330,000	5,593,451
Los Angeles International Airport, Subordinate, Refunding, Series F, 4.00%, 5/15/49	6,430,000	7,556,279
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	7,116,991
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	9,361,275
Menifee Union School District Special Tax, CFD No. 2014-3, 5.00%, 9/01/44	1,500,000	1,801,380
Menifee USD Special Tax,
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/43	1,000,000	1,179,890
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/48	1,500,000	1,762,080
CFD No. 2011-1, Improvement Area No. 4, 5.00%, 9/01/44	1,245,000	1,498,532
  |  10

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Menifee USD Special Tax, (continued)
CFD No. 2011-1, Improvement Area No. 4, 5.00%, 9/01/48	$1,600,000	$1,918,880
CFD No. 2014-3, 5.00%, 9/01/49	1,600,000	1,913,360
CFD No. 2018-2, Improvement Area No.4, 5.00%, 9/01/49	1,035,000	1,239,112
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,463,500
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,815,249
Moreno Valley USD,
CFD No. 2015-2 Special Tax, 5.00%, 9/01/44	870,000	1,018,718
CFD No. 2015-3 Special Tax, 4.125%, 9/01/48	1,160,000	1,286,521
Moreno Valley USD CFD No. 2016-1 Special Tax, 4.00%, 9/01/49	1,440,000	1,648,166
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	54,417,102
Murrieta CFD No. 2005-5 Special Tax, Golden City, Improvement Area B, 5.00%, 9/01/48	3,740,000	4,389,189
Murrieta Valley USD, GO, Riverside County, Election of 2014, 4.00%, 9/01/49	4,500,000	5,342,445
Norco Financing Authority Enterprise Revenue,
Refunding, Series A, 4.00%, 10/01/44	1,000,000	1,199,670
Refunding, Series A, 4.00%, 10/01/49	1,300,000	1,548,820
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,400,530
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	9,339,198
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,463,713
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,415,950
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,105,405
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,757,400
Ontario CFD No. 26 Special Tax, Park place Facilities Phase III, 5.00%, 9/01/47	880,000	1,065,275
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42	1,000,000	1,151,400
New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	574,920
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,320,473
Ontario City CFD No. 33, Special Tax, Archibald/Schaefer, 5.00%, 9/01/50	1,000,000	1,197,360
Orange County CFD No. 2015-1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,495,000	1,743,798
Village of Esencia, Series A, 5.25%, 8/15/45	4,880,000	5,690,812
Orange County CFD No. 2017-1 Special Tax,
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/42	6,230,000	7,669,878
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/47	10,000,000	12,238,400
Orchard School District GO, Election of 2001, Series B, AGMC Insured, Pre-Refunded, 6.00%, 8/01/36	3,000,000	3,066,390
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	14,345,240
6.125%, 9/15/40	1,500,000	1,541,265
Oroville Revenue,
Oroville Hospital, 5.25%, 4/01/49	4,000,000	4,895,240
Oroville Hospital, 5.25%, 4/01/54	3,500,000	4,266,080
Palomar Health COP,
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/38	5,000,000	5,536,950
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/47	6,000,000	6,545,760
  |  11

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	$6,250,000	$7,428,625
Refunding, 5.00%, 11/01/42	5,000,000	5,975,150
Palomar Pomerado Health COP, Pre-Refunded, 6.00%, 11/01/30	10,000,000	10,348,900
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/51	25,000,000	3,289,500
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	7,111,500
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	5,032,035
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,195,000	4,578,255
CFD No. 2014-1, Improvement Area No. 2, Avelina, Series A, 4.00%, 9/01/48	2,530,000	2,626,317
May Farms, Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,222,451
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,218,477
Perris PFAR Tax Allocation, Housing Loan, Series A, Pre-Refunded, 6.125%, 10/01/40	3,135,000	3,233,815
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	4,895,000	4,945,027
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., Pre-Refunded, 8/01/47	9,000,000	2,068,830
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., Pre-Refunded, 8/01/52	15,000,000	2,483,550
Porterville PFA Sewer Revenue, Series A, Pre-Refunded, 5.625%, 10/01/36	5,000,000	5,400,550
Porterville Sewer COPS, 2019 , 4.00%, 9/15/44	2,575,000	3,059,795
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/30	3,500,000	4,826,920
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,351,500
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,388,496
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,439,563
Rancho Cordova CFD No. 2018-1 Special Tax,
Grantline 208, 5.00%, 9/01/39	345,000	410,088
Grantline 208, 5.00%, 9/01/44	415,000	489,999
Grantline 208, 5.00%, 9/01/49	400,000	470,564
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	3,543,210
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	8,926,280
Rio Elementary School District CFD No. 1 Special Tax, Pre-Refunded, 5.50%, 9/01/39	6,915,000	8,048,368
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	17,263,090
Rio Vista CFD No. 2018-1 Special Tax,
Liberty Community, Refunding, 5.00%, 9/01/33	1,625,000	1,941,258
Liberty Community, Refunding, 5.00%, 9/01/38	1,000,000	1,186,390
Liberty Community, Refunding, 5.00%, 9/01/48	1,190,000	1,397,239
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	4,210,686
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	4,642,400
  |  12

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	$1,425,000	$1,579,570
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,787,564
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39	3,000,000	3,093,270
Housing, Series A, Pre-Refunded, 7.125%, 10/01/42	1,750,000	1,925,228
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,313,904
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A, AGMC Insured, 4.00%, 10/01/37	6,000,000	6,584,760
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,715,490
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	4,393,725
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,680,350
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,848,512
Riverside USD, GO, Election of 2016, Series B, 4.00%, 8/01/42	5,000,000	5,884,800
Riverside USD Special Tax,
CFD No. 32, 4.00%, 9/01/43	1,600,000	1,780,992
CFD No. 32, 4.00%, 9/01/48	1,850,000	2,061,344
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,605,730
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/40	2,000,000	2,315,280
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,659,690
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,469,009
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,481,590
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,346,990
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,528,626
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	1,265,000	1,515,495
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	7,679,165
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/49	1,000,000	1,193,150
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	2,300,000	2,686,170
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	7,550,000	8,988,879
SVSP Westpark-Federico CFD No. 1, Public Facilities, 5.00%, 9/01/34	410,000	482,566
SVSP Westpark-Federico CFD No. 1, Public Facilities, 5.00%, 9/01/39	440,000	515,676
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/36	685,000	827,610
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/39	695,000	837,412
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,615,000	1,931,815
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/49	1,835,000	2,186,953
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	575,125
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,252,691
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,132,255
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,858,197
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,475,000	1,770,354
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/49	2,325,000	2,777,213
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,313,894
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,171,410
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,455,538
  |  13

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Roseville Special Tax, (continued)
Westpark-Federico Community Facilities District No.1, 5.00%, 9/01/44	$500,000	$582,750
Westpark-Federico Community Facilities District No.1, 5.00%, 9/01/49	575,000	667,725
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	3,507,500
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	9,279,750
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	6,367,010
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,310,580
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	2,140,030
Natomas Meadows, CFD No. 2007-01, Improvement Area No. 2, 5.00%, 9/01/44	500,000	589,195
Natomas Meadows, CFD No. 2007-01, Improvement Area No. 2, 5.00%, 9/01/49	1,000,000	1,173,530
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	347,049
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	819,603
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	2,181,143
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	6,729,432
Election of 2008, Series D, Pre-Refunded, 5.00%, 8/01/45	2,755,000	3,399,422
Election of 2008, Series D, Pre-Refunded, 5.00%, 8/01/48	3,760,000	4,639,502
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,157,080
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,152,210
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,067,800
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,454,350
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,780,000	2,060,599
CFD No. 2006-1, 5.00%, 9/01/46	2,475,000	2,849,542
San Diego County CFD No. 2008-01 Special Tax,
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/45	1,560,000	1,773,143
Harmony Grove Village, Improvement Area No. 1, Series A, 4.00%, 9/01/50	2,100,000	2,376,822
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	2,315,000	2,371,880
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,075,570
San Diego Tobacco Settlement Revenue, Funding Corp., Subordinate, Refunding, Series C, 4.00%, 6/01/32	900,000	992,232
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, 6.00%, 7/01/33	10,000,000	12,255,300
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	28,739,147
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	6,468,427
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	12,852,000
  |  14

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/49	$10,000,000	$12,640,000
Refunding, Second Series, Series D, 5.00%, 5/01/48	10,000,000	12,422,300
Second Series, Series E, 5.00%, 5/01/40	5,535,000	7,105,999
Second Series, Series E, 5.00%, 5/01/50	40,000,000	50,548,400
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,825,500
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/23	2,000,000	1,762,940
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/26	3,000,000	2,283,240
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/31	6,000,000	3,553,200
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/43	16,500,000	5,324,880
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,873,400
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,055,410
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,057,300
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,585,950
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41	2,500,000	2,635,700
San Jacinto USD Financing Authority Special Tax Revenue,
5.00%, 9/01/44	1,200,000	1,445,196
5.00%, 9/01/49	2,650,000	3,174,382
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	17,739,219
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	17,489,524
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	38,520,566
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	41,567,750
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	88,899,750
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36	2,250,000	2,776,815
Refunding, Series A, 5.00%, 3/01/37	2,500,000	3,079,825
Refunding, Series A, BAM Insured, 4.00%, 3/01/42	5,000,000	5,670,750
Refunding, Series B, 5.00%, 3/01/42	2,550,000	3,178,906
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,655,130
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,710,125
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,534,200
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,580,764
San Rafael Elementary School District GO,
Marin County, Election of 2015, Series C, 5.00%, 8/01/43	2,565,000	3,219,306
Marin County, Election of 2015, Series C, 4.00%, 8/01/47	2,720,000	3,173,424
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	11,144,640
santa Clarita CFD No. 2016-1 Special Tax, Vista Canyon, 4.00%, 9/01/45	1,370,000	1,545,867
  |  15

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Santa Clarita CFD No. 2016-1 Special Tax,
Vista Canyon, 4.00%, 9/01/40	$1,500,000	$1,707,750
Vista Canyon, 4.00%, 9/01/50	1,925,000	2,165,972
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	2,875,000	3,218,821
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	9,600,000	10,747,872
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	5,105,000	6,013,792
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	1,903,986
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	2,982,911
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,560,389
CFD No. 2006-1C, 6.00%, 9/01/43	3,430,000	3,874,597
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,715,175
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,461,413
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,455,338
Sierra Joint Community College District GO, Placer EL Dorado and Sacramento Counties, Election of 2018, School Facilities ID No. 4, Series A, 4.00%, 8/01/53	3,500,000	4,092,935
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation Improvements, 7.30%, 9/02/24	1,010,000	1,025,938
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	5,909,754
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,336,250
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	12,870,900
Sulphur Springs USD Special Tax Revenue,
CFD No. 2006-1, 5.00%, 9/01/43	1,410,000	1,626,914
CFD No. 2006-1, 5.00%, 9/01/47	1,820,000	2,093,564
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49	17,505,000	6,995,348
Temecula RDA Tax Allocation Revenue, Housing, Redevelopment Project No. 1, Series A, Pre-Refunded, 7.00%, 8/01/39	2,100,000	2,286,060
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,055,150
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	808,824
Sacramento County Tobacco Securitization Corp., Asset Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,263,788
Tobacco Securitization Authority Southern California Tobacco Settlement Asset-Backed Revenue,
San Diego County Tobacco Asset Securitization Corp., Class 1, Refunding, Series A, 5.00%, 6/01/48	5,000,000	6,236,650
San Diego County Tobacco Asset Securitization Corp., First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,988,600
San Diego County Tobacco Asset Securitization Corp., Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	4,395,750
San Diego County Tobacco Assset Securitization Corp., Class 2, Refunding, Series B-1, 5.00%, 6/01/48	6,750,000	8,286,300
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	3,497,138
Tracy CFD No. 2016-1 Special Tax,
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/33	1,610,000	1,925,222
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/38	2,385,000	2,830,923
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/39	1,280,000	1,516,365
  |  16

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Tracy CFD No. 2016-1 Special Tax, (continued)
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/43	$5,750,000	$6,781,032
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/44	1,300,000	1,531,166
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48	6,240,000	7,326,696
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/49	1,680,000	1,970,573
Tracy CFD No. 2016-2 Special Tax,
Improvement Area No. 1, 5.00%, 9/01/44	750,000	902,730
Improvement Area No. 1, 5.00%, 9/01/49	1,000,000	1,197,880
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	2,975,000	2,954,651
CFD No. 04-1, 5.75%, 9/01/29	2,945,000	2,947,327
CFD No. 04-1, 5.25%, 9/01/30	4,990,000	4,865,450
CFD No. 04-1, 5.80%, 9/01/35	4,475,000	4,447,031
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%, 8/01/40	3,540,000	3,620,500
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,003,050
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,190,350
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,707,833
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	868,230
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,152,210
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,025,440
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,079,860
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,984,350
Upland CFD No. 2015-1 Special Tax, Sycamore Hills, Series A, 4.00%, 9/01/49	550,000	617,056
Val Verde USD Special Tax CFD No. 2014-1 Revenue, Legacy Properties, 4.00%, 9/01/48	1,000,000	1,112,580
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,730,624
Refunding, 5.00%, 9/01/37	2,000,000	2,298,240
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	2,850,000	2,861,201
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,142,525
Victor Elementary School District CFD No. 2005-1 Special Tax, 5.00%, 9/01/46	1,385,000	1,656,626
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,406,297
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	5,535,145
Vista USD, GO, San Diego County, Election of 2018, Series A, 4.00%, 8/01/48	5,000,000	5,901,100
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	2,250,260
Refunding, Series B, 4.00%, 7/01/36	1,900,000	2,133,586
Series A, 5.50%, 7/01/38	2,890,000	2,932,367
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,102,770
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,520,200
West Sacramento Special Tax CFD No. 29 Revenue,
Port Towne Infrastructure, 5.00%, 9/01/37	860,000	1,041,451
Port Towne Infrastructure, 5.00%, 9/01/49	1,000,000	1,193,820
  |  17

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Woodland Finance Authority Water Revenue,
	6.00%, 3/01/36	$1,000,000	$1,049,150
	6.00%, 3/01/41	1,500,000	1,573,725
	Woodland Special Tax,
	CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/44	1,575,000	1,854,153
	CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/48	1,755,000	2,060,633
	Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.50%, 9/01/32	2,750,000	2,989,305
	Yucaipa Special Tax,
	CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,056,490
	CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,909,062
			3,056,133,570
	U.S. Territories 2.8%
	Guam 0.9%
	Guam Government Waterworks Authority Water and Wastewater System Revenue,
	5.00%, 1/01/46	13,000,000	15,095,990
	Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,064,320
	Refunding, 5.00%, 7/01/36	1,755,000	2,116,740
	Refunding, 5.00%, 7/01/37	1,500,000	1,805,085
	Guam Power Authority Revenue, Refunding, Series A, 5.00%, 10/01/40	4,750,000	5,654,495
			28,736,630
	Northern Mariana Islands 0.2%
	Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	5,350,000	5,470,375
	Puerto Rico 1.7%
[a]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-4-RSA-1, zero cpn., 7/01/19	1,601,766	1,421,568
	Series A-RSA-1, 5.00%, 7/01/29	10,000,000	7,987,500
	Series A-RSA-1, 7.00%, 7/01/33	25,000,000	20,531,250
	Series A-RSA-1, 6.75%, 7/01/36	11,735,000	9,608,031
	Series A-RSA-1, 5.00%, 7/01/42	6,000,000	4,792,500
	Series A-RSA-1, 7.00%, 7/01/43	5,000,000	4,106,250
	Series B-4-RSA-1, zero cpn., 7/01/19	1,601,765	1,421,567
	Series E-1-RSA-1, zero cpn., 1/01/21	1,768,493	1,593,854
	Series E-2-RSA-1, zero cpn., 7/01/21	1,768,493	1,593,854
	Series E-3-RSA-1, zero cpn., 1/01/22	600,000	540,750
	Series E-4-RSA-1, zero cpn., 7/01/22	600,000	540,750
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	4,500,000	4,657,500
			58,795,374
	Total U.S. Territories		93,002,379
	Total Municipal Bonds (Cost $2,717,912,293)		3,149,135,949
	Total Municipal Bonds before Short Term Investments (Cost $2,717,912,293)		3,149,135,949
  |  18

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
		Principal Amount	Value
	Short Term Investments 6.4%
	Municipal Bonds 6.4%
	California 6.4%
[b]	California State GO,
	Kindergarten - University Public Education Facilities, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.13%, 5/01/34	$8,600,000	$8,600,000
	Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 1.07%, 5/01/33	4,400,000	4,400,000
[b]	California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.05%, 8/15/47	9,700,000	9,700,000
[b]	Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series A, SPA Bank of America, Daily VRDN and Put, 1.19%, 7/01/46	1,500,000	1,500,000
[b]	Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.07%, 9/02/22	4,378,000	4,378,000
[b]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 0.99%, 10/01/41	17,525,000	17,525,000
[b]	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.18%, 7/01/35	7,800,000	7,800,000
	Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.19%, 7/01/34	29,700,000	29,700,000
	Water System, Refunding, Series B, Sub Series B-4, SPA Citibank, Weekly VRDN and Put, 1.16%, 7/01/35	14,000,000	14,000,000
[b]	The Metropolitan Water District of Southern California Water Revenue,
	Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.19%, 7/01/35	15,000,000	15,000,000
	Special, Refunding, Series A-1, SPA Toronto Dominion Bank, Daily VRDN and put, 1.16%, 7/01/37	13,000,000	13,000,000
[b]	Santa Clara Valley Transportation Authority Sales Tax Revenue, 2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 1.10%, 4/01/36	8,800,000	8,800,000
[b]	University of California Regents Medical Center Pooled Revenue, Refunding, Series B-1, Daily VRDN and Put, 1.10%, 5/15/32	12,000,000	12,000,000
[b]	University of California Revenue,
	General, Refunding, Series AL-1, Daily VRDN and Put, 1.15%, 5/15/48	13,080,000	13,080,000
	General, Refunding, Series AL-2, Daily VRDN and Put, 1.19%, 5/15/48	24,985,000	24,985,000
	General, Refunding, Series AL-3, Daily VRDN and Put, 1.16%, 5/15/48	34,310,000	34,310,000
	Total Short Term Investments (Cost $218,778,000)		218,778,000
	Total Investments (Cost $2,936,690,293) 99.2%		3,367,913,949
	Other Assets, less Liabilities 0.8%		26,716,330
	Net Assets 100.0%		$3,394,630,279

See Abbreviations on page 25.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  19

Franklin Municipal Securities Trust
Statement of Investments, February 29, 2020 (unaudited)
Franklin Tennessee Municipal Bond Fund
	Principal Amount	Value
Municipal Bonds 98.8%
Tennessee 97.0%
Chattanooga Electric System Revenue, The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	$2,750,000	$3,294,747
Chattanooga Health Educational and Housing Facility Board Revenue, Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding, 5.00%, 10/01/35	1,000,000	1,157,980
Clarksville Electric System Revenue,
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,042,180
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,252,172
Clarksville Water Sewer and Gas Revenue, Pre-Refunded, 5.00%, 2/01/38	3,000,000	3,363,660
Coffee County GO, Rural School, Refunding, 4.00%, 6/01/44	2,760,000	3,253,985
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,201,090
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,772,175
Germantown GO,
4.00%, 8/01/43	2,330,000	2,717,782
4.00%, 8/01/45	2,525,000	2,936,398
The Hallsdale-Powell Utility District Water and Sewer Revenue,
Knox County, Improvement, Refunding, 4.00%, 4/01/35	1,000,000	1,203,200
Knox County, Improvement, Refunding, 4.00%, 4/01/37	1,205,000	1,442,891
Knox County, Improvement, Refunding, 4.00%, 4/01/39	1,380,000	1,642,642
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	5,101,712
Utilities, 4.00%, 9/01/50	2,945,000	3,474,511
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	4,000,000	4,701,640
Jackson-Madison County General Hospital, Refunding, Series A, 5.00%, 4/01/41	2,370,000	2,947,166
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	55,000	55,960
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	2,997,037
Knox County First Utility District Water and Sewer Revenue, Pre-Refunded, 5.00%, 12/01/32	1,000,000	1,114,350
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	5,000,000	5,965,400
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,690,392
University Health System Inc., Refunding, 5.00%, 9/01/47	3,000,000	3,484,860
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,555,965
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,315,240
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,443,650
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	1,835,000	1,931,613
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,051,270
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,395,771
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,064,427
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	2,009,442
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,175,110
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,191,170
Memphis GO, General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,317,064
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  20

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	$2,500,000	$2,539,625
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,163,620
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,065,700
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,598,371
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,667,825
Series A, 5.00%, 5/15/39	4,000,000	4,633,240
Series A, 5.00%, 5/15/42	3,000,000	3,731,310
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,997,650
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,380,820
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,335,433
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,855,000	8,530,499
Metropolitan Nashville Airport Authority Revenue,
Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,742,200
Subordinate, Series B, 4.00%, 7/01/49	5,000,000	5,858,850
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,309,437
Shelby County Health Educational and Housing Facility Board Revenue,
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	2,011,525
Educational Facilities, Rhodes College, Pre-Refunded, 5.50%, 8/01/40	5,000,000	5,320,300
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36	4,000,000	4,925,560
Rhodes College, Refunding, 4.00%, 8/01/40	3,000,000	3,463,800
South Blount County Utility District Waterworks Revenue,
Refunding, 4.00%, 12/01/35	700,000	850,444
Refunding, 3.00%, 12/01/39	2,015,000	2,202,657
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	1,335,000	1,385,476
Issue 2, 3.85%, 7/01/42	1,980,000	2,197,305
Issue 3, 3.65%, 7/01/47	995,000	1,081,117
Issue 4, Refunding, 4.00%, 7/01/43	4,970,000	5,562,076
Tennessee HDA Revenue, Homeownership Program, Series 2C, 3.80%, 7/01/43	1,135,000	1,165,078
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,923,000
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,928,650
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%, 6/01/41	1,000,000	1,157,040
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	3,000,000	3,152,970
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,836,032
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,701,050
Wilson County Tenth Special School District Limited Obligation, 5.00%, 4/01/44	2,500,000	3,196,650
		210,879,962
  |  21

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories 1.8%
	Puerto Rico 1.8%
[a]	Puerto Rico Electric Power Authority Power Revenue, Series XX-RSA-1, 5.25%, 7/01/40	$5,000,000	$4,006,250
	Total Municipal Bonds before Short Term Investments (Cost $200,271,925)		214,886,212
	Short Term Investments 0.4%
	Municipal Bonds 0.4%
	Tennessee 0.4%
[b]	Blount County PBA Revenue, Local Government Public Improvement, Series D-3-A, SPA Bank of America, Daily VRDN and Put, 1.16%, 6/01/34	200,000	200,000
[b]	Sevier County PBA Revenue, Local Government Public Improvement, Series VI-K-1, SPA US Bank National Association, Daily VRDN and Put, 1.16%, 6/01/34	600,000	600,000
	Total Short Term Investments (Cost $800,000)		800,000
	Total Investments (Cost $201,071,925) 99.2%		215,686,212
	Other Assets, less Liabilities 0.8%		1,671,717
	Net Assets 100.0%		$217,357,929

See Abbreviations on page 25.
[a]Defaulted security or security for which income has been deemed uncollectible.
[b]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  22

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
  |  23

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 29, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statements of Investments.
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:
Subsequent to February 29, 2020, there has been a global outbreak of a novel coronavirus disease (COVID-19), which the World Health Organization has declared a pandemic. Unexpected events like COVID-19 can cause adverse effects on many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
  |  24

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)
Abbreviations
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
CSD	Central School District
ETM	Escrow to Maturity
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority/Agency
HFA	Housing Finance Authority/Agency
ID	Improvement District
IDB	Industrial Development Bond/Board
LOC	Letter of Credit
MFH	Multi-Family Housing
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
PUD	Public Utility District
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  25